UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21138
                                                    -----------

                         Phoenix - LJH Advisors Fund LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2640 Golden Gate Parkway, Suite 205
                                Naples, FL 34105
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Willis W. Williams
                     Phoenix/LJH Alternative Investments LLC
                       2640 Golden Gate Parkway, Suite 205
                                Naples, FL 34105
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 239-403-3030
                                                           --------------

                        Date of fiscal year end: June 30
                                                ----------

                   Date of reporting period: December 31, 2003
                                            -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



         PHOENIX-LJH ADVISORS FUND LLC
         FINANCIAL STATEMENTS (UNAUDITED)

         For the six months ended December 31, 2003

                          Phoenix-LJH Advisors Fund LLC

                        Financial Statements (unaudited)


                   For the six months ended December 31, 2003





                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital......................    1
Schedule of Investments....................................................    2
Statement of Operations....................................................    3
Statement of Changes in Members' Capital...................................    4
Statement of Cash Flows....................................................    5
Financial Highlights.......................................................    6
Notes to Financial Statements..............................................    8

                          Phoenix-LJH Advisors Fund LLC

        Statement of Assets, Liabilities and Members' Capital (unaudited)

                                December 31, 2003


ASSETS
Investment in investment funds, at fair value (cost $8,627,514)     $ 9,577,186
Cash and cash equivalents                                               802,597
Interest receivable                                                         224
                                                                    -----------

         TOTAL ASSETS                                               $10,380,007
                                                                    ===========

LIABILITIES AND MEMBERS' CAPITAL
Management fee payable                                              $    21,360
Distribution fees payable                                                25,448
Director fees and expenses payable                                       12,833
Professional fees payable                                                31,875
Administration fees payable                                              16,539
Other liabilities                                                         2,883
                                                                    -----------
         TOTAL LIABILITIES                                              110,938

MEMBERS' CAPITAL
Special Member                                                           16,299
Class A                                                              10,242,544
Class C                                                                  10,226
                                                                    -----------
         TOTAL MEMBERS' CAPITAL                                      10,269,069
                                                                    -----------

         TOTAL LIABILITIES AND MEMBERS' CAPITAL                     $10,380,007
                                                                    ===========





SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                       Schedule of Investments (unaudited)

                                December 31, 2003

                                                                       FAIR         % OF MEMBERS'
                 INVESTMENT FUND                       COST           VALUE            CAPITAL
                 ---------------                       ----           -----            -------

Avenue Investments, L.P.                          $      750,000         961,418          9.4%
Balboa Fund, L.P.                                        500,000         563,198          5.5%
Blackthorn Partners, L.P.                              1,000,000       1,031,900         10.1%
Candlewood Fund, L.P.                                    750,000         792,128          7.7%
Epsilon Global Active Value Fund, L.P.                   900,000         988,168          9.6%
Global Interest Rate Hedged Fund
     (Aggressive program)                                611,806         711,125          6.9%
Karsch Capital I, L.P.                                   812,643         926,787          9.0%
MKP Opportunity Partners, L.P.                           803,065         832,055          8.1%
PanAgora Structured Market Neutral
      Fund, L.L.C.                                     1,000,000       1,001,903          9.8%
Paulson Partners, L.P.                                   750,000         920,111          9.0%
Stark Incentive Fund, L.P.                               750,000         848,393          8.3%
                                                  ------------------------------------------------

Total                                             $    8,627,514       9,577,186         93.4%
                                                  ================

Other Assets, less Liabilities                                           691,883          6.6%
                                                                  --------------------------------

Members' Capital                                                      10,269,069        100.0%
                                                                  ================================


SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                       Statement of Operations (unaudited)

                   For the six months ended December 31, 2003

INVESTMENT INCOME
   Interest                                                                      $     355
                                                                                 ---------

EXPENSES
   Amortization of offering costs                                        58,020
   Management fee                                                        63,637
   Distribution fees                                                     12,769
   Director fees and expenses                                            21,155
   Professional fees                                                     55,576
   Administration fees                                                   42,123
   Insurance expense                                                     53,550
   Custodian fees                                                         4,770
   Other expenses                                                         7,681
                                                                      ---------
      Total expenses                                                    319,281

      NET INVESTMENT LOSS                                                         (318,925)
                                                                                 ---------

GAIN FROM INVESTMENT FUND TRANSACTIONS
   Realized loss on redemption from investment funds                               (23,632)
   Net change in unrealized appreciation on investment funds                       311,372
                                                                                 ---------
      NET GAIN FROM INVESTMENT FUND TRANSACTIONS                                   287,740
                                                                                 ---------

      NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                   $ (31,186)
                                                                                 =========


SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

              Statement of Changes in Members' Capital (unaudited)

       For the period from December 20, 2002 (commencement of operations) through June 30, 2003 and for the six months ended December 31, 2003


                                                                    SPECIAL      CLASS A       CLASS C
                                                    TOTAL           MEMBER       MEMBERS       MEMBERS
                                               ----------------------------------------------------------

Members' capital, December 20, 2002
   (commencement of operations)                $ 10,000,000        $      -   $  9,990,000    $  10,000

Net increase/(decrease) in members' capital         300,255               -        299,988          267
                                              ----------------------------------------------------------

Members' capital, June 30, 2003*               $ 10,300,255        $      -   $ 10,289,988    $  10,267
                                              ----------------------------------------------------------


Net increase/(decrease) in  members' capital
derived from operations                             (31,186)              -        (31,155)         (31)
Incentive allocation                                      -          16,299        (16,289)         (10)
                                              ----------------------------------------------------------
Net increase/(decrease) in members' capital         (31,186)         16,299        (47,444)         (41)
                                              ----------------------------------------------------------

Members' capital, December 31, 2003            $ 10,269,069        $ 16,299   $ 10,242,544    $  10,226
                                              ==========================================================

*    Capital   reallocable  to
     the  Special  Member  had
     the members'  measurement
     period   for    incentive
     allocation closed on June
     30, 2003                                 $      24,026
                                              =============


SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                       Statement of Cash Flows (unaudited)

                   For the six months ended December 31, 2003


CASH FLOWS FROM OPERATING ACTIVITIES
   Net investment loss                                                     $(318,926)
   Adjustments to reconcile net investment loss to net cash provided by operating activities:
       Net proceeds from redemptions of investment funds                     964,562
       Decrease in receivable for investment funds redeemed                  200,000
       Increase in interest receivable                                          (224)
       Decrease in prepaid insurance                                          53,553
       Decrease in due to related party                                     (107,100)
       Amortization of offering costs                                         80,212
       Decrease in accrued offering costs                                    (22,192)
       Decrease in management fee payable                                    (31,190)
       Increase in distribution fees payable                                  12,769
       Increase in director fees and expenses payable                          1,333
       Decrease in professional fees payable                                 (37,962)
       Increase in administrator fees payable                                  3,917
       Decrease in other liabilities                                          (2,001)
                                                                           ---------

         NET CASH PROVIDED BY OPERATING ACTIVITIES                           796,751
                                                                           ---------

NET INCREASE IN CASH                                                         796,751

Cash at beginning of period                                                    5,846
                                                                           ---------

CASH AT END OF PERIOD                                                      $ 802,597
                                                                           =========

SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                              Financial Highlights


       For the period from December 20, 2002 (commencement of operations)
                              through June 30, 2003



      Ratios to average members' capital:                  Class A      Class C
                                                           Members      Members
      June 30, 2003                                       ----------   ---------

          Net investment loss (a)                           (5.93%)     (6.57%)
                                                          ==========   =========

          Expenses (including management fees)(a)(b)         5.95%       6.60%
          Incentive allocation (c)                           0.24%       0.21%
                                                          ----------   ---------
          Total expenses and incentive allocation            6.19%       6.81%
                                                          ==========   =========


          Total return prior to incentive allocation (d)     3.00%       2.67%
          Incentive allocation (c)                          (0.24%)     (0.21%)
                                                          ----------   ---------
          Total return  net of incentive allocation (d)      2.76%       2.46%
                                                          ==========   =========

          Members' capital, end of period ($000)           $10,290       $10
                                                          ==========   =========

          Portfolio turnover rate                                 3.91%
                                                                =========


(a)  Annualized  except for  organizational  expenses  and offering  costs.
(b) Expenses of the underlying Investment Funds are not included in the expense ratio.
(c) Calculated based on the amount reallocable to the Special Member had the measurement period for incentive allocation closed on June 30, 2003. See
     Note 3.
(d)  Total return is not annualized.

The above ratios and total returns are calculated for all members of each class taken as a whole. An individual member's return may vary from these returns based on the timing of capital contributions.

                          Phoenix-LJH Advisors Fund LLC

                        Financial Highlights (unaudited)


                   For the six months ended December 31, 2003




      Ratios to average members' capital:                  Class A      Class C
                                                           Members      Members
      December 31, 2003                                   ----------   ---------

          Net investment loss (a)                           (5.68%)     (6.34%)
                                                          ==========   =========

          Expenses (including management fees)(a)(b)         5.69%       6.36%
          Incentive allocation (c)                           0.16%       0.10%
                                                          ----------   ---------
          Total expenses and incentive allocation            5.85%       6.46%
                                                          ==========   =========


          Total return prior to incentive allocation (d)    (0.46%)     (0.72%)
          Incentive allocation (c)                           0.16%       0.10%
                                                          ----------   ---------
          Total return  net of incentive allocation (d)     (0.30%)     (0.62%)
                                                          ==========   =========

          Members' capital, end of period ($000)           $10,243       $10
                                                          ==========   =========

          Portfolio turnover rate (d)                              9.64%
                                                                 =========

(a)  Annualized  except for  organizational  expenses  and offering  costs.
(b) Expenses of the underlying Investment Funds are not included in the expense ratio.
(c) Calculated based on the amount reallocable to the Special Member for the incentive allocation period closed on December 31, 2003.
(d)  Not annualized.

The above ratios and total returns are calculated for all members of each class taken as a whole. An individual member's return may vary from these returns based on the timing of capital contributions.

SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                December 31, 2003


1.  ORGANIZATION

Phoenix-LJH Advisors Fund LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company and which has many of the features of a private investment fund. The Company's interests ("Interests") are offered only in private placements to persons (i) who are both "accredited investors" under the Securities Act of 1933 and "qualified clients" under the Investment Advisers Act of 1940, as amended and
(ii) who meet other investor eligibility criteria established by the Company. The Company seeks to provide investors with exposure to a broad-ranging, multi-manager portfolio of investment funds ("Investment Funds") with the objective of delivering consistent returns with relatively low volatility and relatively low dependence on movements in major equity and bond markets. The Company seeks to achieve its objective by investing substantially all of its assets in the securities of approximately 10-20 investment funds that the Adviser (as defined below) considers to be appropriate components of its investment strategy.

The Company's Board of Directors has overall responsibility for monitoring and overseeing the Company's investment program and its management and operations. The Board of Directors carries out its oversight obligations as may be required by the 1940 Act, state law, or other applicable laws or regulations.

Phoenix/LJH Alternative Investments LLC (the "Adviser"), a Delaware limited liability company, acts as the Company's investment adviser, and is responsible for management of the Company's investment portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

a.  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

                          Phoenix-LJH Advisors Fund LLC

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

b.  VALUATION

The Company values its interests in Investment Funds at fair value, which ordinarily is the value determined by their Underlying Managers in accordance with the policies established by the Investment Fund. As a general matter, the fair value of the Company's interest in an Investment Fund represents the amount that the Company could reasonably expect to receive from an Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Company believes to be reliable.

Certain securities in which the Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Underlying Managers, even though an Underlying Manager may face a conflict of interest in valuing the securities, as their value affects the Underlying Manager's compensation. In most cases, the Adviser has no ability to assess the accuracy of the valuations received from an Underlying Manager. In addition, the net asset values or other valuation information received by the Adviser from the Underlying Managers are typically estimates only, subject to revision through the end of each Investment Funds' annual audit. Revisions to the gain and loss calculations will be an ongoing process and no net capital appreciation or depreciation figure can be considered final until the annual audit of each Investment Fund is completed.

c.  INCOME RECOGNITION

Interest income and expenses are recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

d.  INCOME TAXES

The Company is treated as a partnership for Federal income tax purposes. No federal or state taxes have been provided on profits of the Company since the members (the "Members") are individually required to report on their own tax returns their distributive share of the Company's taxable income or loss.

                          Phoenix-LJH Advisors Fund LLC

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

e.  CASH

At December 31, 2003, $802,597 in cash was held on deposit at PFPC Trust Company, the Company's custodian.

f.  ORGANIZATIONAL EXPENSES AND OFFERING COSTS

Organizational expenses are expensed as incurred. Offering costs have been deferred and are amortized over the Company's first twelve months of operations. Organizational expenses and offering costs are re-allocated among Members on each date in which Members contribute additional capital to the Company, through and including February 29, 2004. These re-allocations are based on the percentage that a Member's contributed capital to the Company bears to the total capital contributed to the Company by all Members as of each allocation date.

3.  MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

Pursuant to an investment advisory agreement between the Company and Adviser, the Adviser is entitled to a management fee, paid monthly in arrears equal to an annual rate of 1.25% of the net assets of the Company.

In addition to the Management Fee, the Adviser is entitled to receive an Incentive Allocation for each calendar year equal to 10% per annum of the combined amount by which the net profits allocated to each Member's capital account for each six-month period in the calendar year in excess of any losses so allocated for such periods, exceed the respective amounts that such Member would have been allocated with respect to its capital account had such Member received a return for each such six-month period equal to that of the 3-month Treasury bill rate published in the Federal Reserve Statistical Release H.15 as of the last business day prior to the inception of such period (the "Hurdle"). The Adviser holds a non-voting Special Advisory Member interest in the Company (the "Special Advisory Account") through a special member vehicle, solely for the purpose of receiving the Incentive Allocation. The Adviser may withdraw amounts from the Special Advisory Account at any time. For the period ended December 31, 2003, no amounts were withdrawn.

                          Phoenix-LJH Advisors Fund LLC

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The amount of any Incentive Allocation that may be deducted from a Member's capital account for a given calendar year is adjusted with respect to any contributions, transfers, distributions and repurchases applicable to the Member for that period. If at the end of any calendar year the sum of net losses allocated to a Member's capital and the average Hurdle for such year exceed net profits so allocated, a "Loss Carry-forward Amount" in the amount of such excess is established for the capital account of that member. Loss Carry-forward Amounts are cumulative with respect to prior calendar years, and no Incentive Allocation is made until a Member has recovered all Loss Carry-forward Amounts. The Hurdle Rate Amount for the period ended December 31, 2003 is 1.20%, and the Incentive Allocation allocated to the Adviser as of December 31, 2003 was $16,299.

For purposes of calculating the Incentive Allocation, net gain is calculated after giving effect to all allocations to a Member's capital account, other than the Incentive Allocation, but before giving effect to any distributions and repurchases of Interests by the Company, or deductions to the capital account to reflect any item not chargeable to all Members according to their investment percentages. Consequently, if an Incentive Allocation is credited to the Adviser for a given calendar year, it is increased by a portion of the amount of any net unrealized appreciation, as well as net realized gains, allocable to each Member's capital account.

Each director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $12,000. Any director or officer who is an "interested person" does not receive any annual retainer or other compensation from the Company. All directors are reimbursed by the Company for reasonable out-of-pocket expenses.

PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the custodian and the administrator based primarily upon average Members' capital, subject to a monthly minimum fee.

                          Phoenix-LJH Advisors Fund LLC

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Phoenix Investment Partners, Ltd., partial owner of the Adviser, has paid on behalf of the Company certain expenses. Such amounts are included in due to related party in the statement of assets, liabilities, and members' capital.

The Company offers two classes of Interests, Class A and Class C. The two classes have the same privileges but different sales charges and distribution fees. Company level profits and losses are allocated to the classes based on relative net assets. Class level specific expenses are charged to that class. Each class of the Company has adopted a Distribution and Member Servicing Plan to provide certain distribution and member servicing activities for the Company and its Members. Class A Interests pay 0.25% per year of net assets and Class C Interests pay 0.90% per year of net assets for such distribution and member servicing activities. These fees finance distribution activities that promote the sale of the Company's Interests. Distribution activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current Members, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. Member services may include, among other things, assisting investors in processing their purchases or repurchase requests. Investors buying Class A Interests are subject to a placement fee ranging from 3% for investment amounts of less than $100,000 to 0% for investment amounts of greater than $500,000. The placement fee may be waived in certain cases with respect to purchases of Interests by certain purchasers. With Class C Interests, no placement fee is assessed; however, if Class C Interests are tendered for repurchase within 12 months of investing, a 1% contingent deferred sales load is charged on the amount redeemed. The deferred sales load may be waived or varied in the Company's discretion.

Phoenix Equity Planning Corporation, an affiliate of the Adviser, acts as distributor of the Company's Interests.

                          Phoenix-LJH Advisors Fund LLC

4.  MEMBERS' CAPITAL

Interests are offered monthly. The minimum initial investment is $25,000, although the Board of Directors may waive this minimum. The Company may from time to time offer to repurchase outstanding Interests based on the Company's Members' capital pursuant to written tenders from Investors. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion, as stated in the Private Placement Memorandum.

The Company maintains a separate capital account for each Member (including the Adviser or any of its respective affiliates to the extent any of them contributes capital to the Company as a Member). Each such capital account has an opening balance equal to the Member's initial contribution to the capital of the Company and is increased by the sum of the amount of cash and the value of any securities contributed by the Member to the capital of the Company, plus any amounts credited to the Member's capital account as described below. Each Member's capital account is reduced by the sum of the amount of any repurchase by the Company of the Interest, or portion of an Interest, held by the Member, plus the amount of any distributions to the Member that are not reinvested, plus any amounts debited against the Member's capital account as described below.

Net profits or net losses of each Class of the Company for each period are allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with what each Member's capital balance bears to the total Members' capital at the start of the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Company.

5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
    CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity and fixed income swaps.

                          Phoenix-LJH Advisors Fund LLC

5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
    CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

The risk to an Investment Fund managed by an Underlying Manager has an effect on the Company. The value of the Company's total net assets may be expected to fluctuate in response to fluctuations in the value of the Investment Funds in which it invests. To the extent that the portfolio of an Underlying Manager is concentrated in securities of a single issuer or issuers in a single industry, the risk of any investment decision made by the Underlying Manager is increased. An Underlying Manager's use of leverage is likely to cause the value of an Investment Fund it manages to appreciate or depreciate at a greater rate than if the Underlying Manager did not use leverage. Each individual trading strategy to which the Company allocates capital involves a different set of complex risks.

Because the Company is a closed-end investment company, its Interests are not be redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at their members' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Company, the aggregate repurchase amount is determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Company's outstanding Interests. Because the Company's investments in Investment Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Company's members' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

There are a number of other risks to the Company. Some of the investment related risks are general economic and market conditions, market risk, highly volatile markets, use of leverage, and use of derivatives. The Company is also subject to multiple-manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, tax risks, and other risks for the Company and potentially for each Investment Fund.

In the normal course of business, the Company enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss due to these warranties and indemnities to be minimal.

                          Phoenix-LJH Advisors Fund LLC

6.  INVESTMENTS IN INVESTMENT FUNDS

The agreements related to investments in Investment Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 20% of net profits earned. The Investment Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Some Investment Funds may charge redemption fees. Such provisions may restrict the Company's ability to respond to changing market conditions.

Aggregate sales of Investment Funds for the six months ended December 31, 2003 amounted to $1,000,000.

The cost of investments for Federal income tax purposes will be adjusted for items of taxable income allocated to the Company from the Investment Funds at the end of each calendar year, when the Investment Funds report taxable income to the Company. For the period June 30, 2003 through December 31, 2003, taxable income allocated to the Company from the Investment Funds is not yet available. At December 31, 2003, accumulated net unrealized appreciation on Investment Fund investments totaled $949,674, consisting of $949,674 of gross unrealized appreciation and $0 of gross unrealized depreciation, based on the cost of Investment Fund investments for financial reporting purposes.

At December 31, 2003, the Company's management is unaware of any significant issuer concentrations in the underlying Investment Funds. The Company's investments at December 31, 2003 are summarized below based on the investment strategy of each specific Investment Fund.

          INVESTMENT STRATEGY                 FAIR VALUE   % OF FAIR VALUE
          ----------------------------------------------------------------
          Convertible Arbitrage             $    848,393        8.9%
          Distressed Securities                  961,418       10.0
          Equity Hedge                         1,718,915       17.9
          Event Driven                           988,168       10.3
          Fixed Income                         1,543,180       16.1
          Market Neutral                       2,597,001       27.2
          Risk Arbitrage                         920,111        9.6
                                          --------------------------------
          Total                             $  9,577,186      100.0%
                                          ================================

                          Phoenix-LJH Advisors Fund LLC

7.  PROXY INFORMATION

A description of the policies and procedures used by the Company to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-441-9800 ext. 1079 and (ii) on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix - LJH Advisors Fund LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James R. Hedges
                         -------------------------------------------------------
                         James R. Hedges, IV, Principal Executive Officer (principal executive officer)

Date                       2/23/04
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James R. Hedges
                         -------------------------------------------------------
                         James R. Hedges, IV, Principal Executive Officer (principal executive officer)

Date                       2/23/04
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Willis Williams
                         -------------------------------------------------------
                         Willis Williams, Principal Financial Officer
                         (principal financial officer)

Date                       2/19/04
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.